Long-Term Debt - Schedule of Long-term Debt (Details) (USD $)	6 Months Ended		12 Months Ended		42 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Debt Instrument [Line Items]
Interest Costs Incurred	$ 178,700,000	$ 94,700,000
Capitalized interest expense	178,700,000	82,500,000	183,600,000	35,100,000	218,700,000
Long-term debt, gross	6,500,000,000		4,100,000,000	100,000,000	4,100,000,000
Total long-term debt, net	6,518,302,000		4,111,562,000	100,000,000	4,111,562,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	2,000,000,000		2,000,000,000	0	2,000,000,000
Long-term debt premium	10,879,000		11,562,000	0	11,562,000
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	1,000,000,000		1,000,000,000	0	1,000,000,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	1,500,000,000		1,000,000,000	0	1,000,000,000
Long-term debt premium	7,423,000		0		0
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	2,000,000,000		0		0
2012 Liquefaction Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross			0	100,000,000	0
2013 Liquefaction Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 0		$ 100,000,000	$ 0	$ 100,000,000